PROPERTY AND EQUIPMENT, NET (Schedule of Property And Equipment, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost		$ 101,815	$ 87,600
Less - accumulated depreciation and amortization	[1]	(62,768)	(51,956)
Total property and equipment, net		39,047	35,644	$ 31,514
Operating equipment, amount subject to lease transactions		30,400	28,600
Accumulated depreciation and amortization subject to lease transactions		15,900	12,500
Operating equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	[2]	52,096	48,598
Office furniture, equipment and computers [Member]
Property, Plant and Equipment [Line Items]
Cost		33,913	26,992
Land [Member]
Property, Plant and Equipment [Line Items]
Cost		1,022	1,022
Building [Member]
Property, Plant and Equipment [Line Items]
Cost		2,205	1,888
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost		6,799	4,924
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		$ 5,780	$ 4,176

[1]	As at December 31, 2017 and 2016, an amount of US$ 15.9 million and US$ 12.5 million is subject to operating lease transactions, respectively.
[2]	As December 31, 2017 and 2016, an amount of US$ 30.4million and US$ 28.6 million is subject to operating lease transactions, respectively.